Subsequent Events (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	Jun. 28, 2018	May 15, 2018	Jun. 04, 2018	Mar. 31, 2018
Common Stock [Member] | Board Incentive Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Limited amount of trust money				¥ 15,800
Common Stock [Member] | Board Incentive Plan [Member] | The BIP Trust I and BIP Trust II [Member] | Maximum [Member]
Subsequent Event [Line Items]
Limited amount of trust money				¥ 15,800
Subsequent Event [Member] | Board Incentive Plan [Member] | The BIP Trust I and BIP Trust II [Member] | Maximum [Member]
Subsequent Event [Line Items]
Limited amount of trust money		¥ 16,700
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share	¥ 10
Dividends payable, total amount	¥ 131,934
Dividends payable, date to be paid	Jun. 29, 2018
Dividends payable, date of record	Mar. 31, 2018
Number of own shares repurchased			72,420,700
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract			¥ 50,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares		0.76%
Date of own shares to be cancelled		Jul. 20, 2018
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase		100,000,000
Aggregate amount of shares allowed for repurchase		¥ 50,000